Financial Expenses, net (Tables)	12 Months Ended
Dec. 31, 2023
Financial Expenses Net
Schedule of financial expenses , net

	For the Year Ended December 31,
	2023	2022
	New Israeli Shekels
Interest expenses to related parties	74,134	48,525
Interest income from loans granted	(4,215)	-
Foreign exchange differences	9,573	(5,387)
Others and banks fees	4,845	20,274
Total	84,337	63,412